PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
VAT-input deductible	¥ 71,989		¥ 75,624
Prepaid financial advisory service fee	12,000
Prepaid consulting and professional service fees	6,495		12,264
Prepayment for used vehicles	4,689
Prepaid rental expense	2,207		6,484
Prepaid marketing expense	3,955		11,744
Prepaid non-banking financing partners service fees	182		12,705
Others	6,319		18,327
Total prepaid expenses and other current assets	107,836	$ 16,459	¥ 137,148
Aggregate amount of prepaid financial advisory service fee	¥ 60,000
Term period of aggregate amount of prepaid financial advisory service fee	5 years
Prepaid expenses and other current assets
Prepaid financial advisory service fee	¥ 12,000
Other noncurrent assets
Prepaid financial advisory service fee	¥ 36,000